Provisions - Schedule of Provisions (Details) Tsh in Millions	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jul. 30, 2024 TZS (Tsh)
Provisions [abstract]
Provision for withholding tax	$ 3,438,235	$ 3,438,235	Tsh 8,430
Provision for other taxes	118,721	234,641
Total provisions	$ 3,556,956	$ 3,672,876